Revenues (Tables)	6 Months Ended
Jun. 30, 2018
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue
The following tables contain the Partnership’s revenue for the three and six months ended June 30, 2018 and 2017, by contract type and by segment:

Three Months Ended June 30, 2018	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations	Total
FPSO contracts	110,643	—	—	—	—	—	—	110,643
Contracts of affreightment	—	43,002	—	—	—	—	—	43,002
Time charters	—	73,557	28,379	—	—	—	—	101,936
Bareboat charters	—	13,950	4,715	—	—	—	—	18,665
Voyage charters	—	7,346	—	—	15,510	4,904	—	27,760
Management fees and other	13,410	4,192	746	—	—	—	—	18,348
	124,053	142,047	33,840	—	15,510	4,904	—	320,354

Three Months Ended June 30, 2017	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations	Total
FPSO contracts	110,247	—	—	—	—	—	—	110,247
Contracts of affreightment	—	43,602	—	—	—	—	—	43,602
Time charters	—	70,073	6,118	3,089	—	2,278	—	81,558
Bareboat charters	—	16,867	4,680	—	—	—	—	21,547
Voyage charters	—	2,422	—	—	4,229	1,187	—	7,838
	110,247	132,964	10,798	3,089	4,229	3,465	—	264,792

Six Months Ended June 30, 2018	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations	Total
FPSO contracts	231,417	—	—	—	—	—	—	231,417
Contracts of affreightment	—	88,178	—	—	—	—	—	88,178
Time charters	—	149,692	56,281	—	—	—	—	205,973
Bareboat charters	—	26,681	9,378	—	—	—	—	36,059
Voyage charters	—	13,108	—	—	23,121	9,921	(920)	45,230
Management fees and other	26,874	8,244	1,578	—	—	—	—	36,696
	258,291	285,903	67,237	—	23,121	9,921	(920)	643,553

Six Months Ended June 30, 2017	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations	Total
FPSO contracts	223,102	—	—	—	—	—	—	223,102
Contracts of affreightment	—	91,262	—	—	—	—	—	91,262
Time charters	—	132,839	12,760	3,916	—	4,528	—	154,043
Bareboat charters	—	39,488	9,527	—	—	—	—	49,015
Voyage charters	—	5,608	—	—	15,127	2,773	—	23,508
	223,102	269,197	22,287	3,916	15,127	7,301	—	540,930

The following table contains the Partnership’s revenue from contracts that do not contain a lease element and the non-lease element of time-charters accounted for as direct financing leases for the three and six months ended June 30, 2018 and 2017:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	$	$	$	$
Non-lease revenue - related to sales type or direct financing leases	1,361	1,453	2,707	3,076
Voyage charters - towage	15,510	4,229	23,121	15,127
Management fees and other	18,348	—	36,696	—
Total	35,219	5,682	62,524	18,203

Schedule of contract with customer, asset and liability
The following table presents the contract assets and contract liabilities associated with these long-term charter arrangements from contracts with customers on the Partnership’s consolidated balance sheets.

	June 30, 2018	December 31, 2017
	$	$
Contract assets
Current	4,012	—
Non-current	40,474	36,084
	44,486	36,084

Contract liabilities
Current	45,528	46,444
Non-current	156,261	176,755
	201,789	223,199

Schedule of capitalized contract cost
The balances of assets recognized from the costs to fulfill a contract with a customer classified as other current assets and other assets on the Partnership's balance sheet, by main category, excluding balances in the Partnership’s equity accounted joint ventures, are as follows:

	June 30, 2018	December 31, 2017
	$	$
Pre-operational costs	18,782	4,522
Offshore asset mobilization costs	58,887	57,818
Vessel repositioning costs	16,218	—
	93,887	62,340